Interim Condensed Consolidated Balance Sheets (Unaudited - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash at banks	$ 1,521,280	$ 2,376,362
Accounts receivable, net	5,177,879	1,631,524
Contract assets, net	53,296	48,451
Deferred offering cost		947,587
Income tax receivable	107,865
Deposits and other receivable	1,463,744	16,782
Total current assets	8,324,064	5,020,706
Non-current assets
Plant and equipment, net	47,644	62,507
Right-of-use assets - operating lease	17,514	5,894
Contract assets, net	300,859	273,509
Deferred tax assets	7,104	7,104
Total non-current assets	373,121	349,014
Total assets	8,697,185	5,369,720
Current liabilities
Accounts payable	1,009,412	1,350,632
Finance lease liabilities	5,334	5,334
Operating lease liabilities	990	5,943
Accrued expenses	37,802	696,966
Income tax payable		23,060
Total current liabilities	1,185,161	2,239,192
Non-current liabilities
Operating lease liabilities
Finance lease liabilities	11,110	13,777
Long service payments obligation	5,401	6,625
Total non-current liabilities	16,511	20,402
Total liabilities	1,201,672	2,259,594
Shareholders’ equity
Ordinary shares, 5,000,000,000 shares authorized; USD0.00001 par value, 21,600,000 and 20,000,000 shares issued and outstanding, as of September 30, 2025 and March 31, 2025, respectively	216	200
Additional paid in capital	4,562,099	375,064
Retained earnings	2,933,198	2,734,862
Total shareholders’ equity	7,495,513	3,110,126
Total liabilities and shareholders’ equity	8,697,185	5,369,720
Director [Member]
Current liabilities
Due to a director	$ 131,623	$ 157,257